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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
                                               -------------

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings
                                          entries.
Institutional Investment Manager Filing this Report:

Name:       EnTrust Partners OFFSHORE LLC
            --------------------------------
Address:    717 Fifth Avenue
            --------------------------------
            New York, NY 10022
            --------------------------------


Form 13F File Number:  28-05427
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard I. Ellenbogen
            --------------------------------
Title:      Vice President & General Counsel
            --------------------------------
Phone:      212.224.5505
            --------------------------------

Signature, Place, and Date of Signing:

/s/Richard I. Ellenbogen    New York, NY                   8/14/00
------------------------    -------------------------      -------
(Signature)                 (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            ---------------                 ----------------------------
         [Repeat as necessary.]



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

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                            ---------------

Form 13F Information Table Entry Total:          27
                                            ---------------

Form 13F Information Table Value Total:    $     16,785
                                            ---------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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

                                                                                       ENTRUST PARTNERS OFFSHORE LLC
NAME OF ISSUER                           TITLE OF CLASS    CUSIP        MARKET VALUE   SHARES/PRN AMT    SH/PRN   PUT/CALL
                                                                        * 1000
ASPECT TELECOMMUNICATIONS CORP           COMMON STOCK      04523710               1472             37450 SH
ASPEON INC                               COMMON STOCK      045354107               184             37725 SH
AT&T CORP LIBERTY MEDIA CORP             COMMON STOCK      001957208              1090             44700 SH
AZTEC TECHNOLOGY PARTNERS INC            COMMON STOCK      05480L101               289            132000 SH
BEA SYSTEMS INC                          COMMON STOCK      073325102               765             15475 SH
CABLETRON SYSTEMS INC                    COMMON STOCK      28205610               1166             46175 SH
CRESTLINE CAPITAL CORP                   COMMON STOCK      226153104               775             45400 SH
EPICOR SOFTWARE CORP                     COMMON STOCK      29426L108               461            184300 SH
***ESC MEDICAL SYSTEMS LTD               CONVERT. BOND     269025AB8               253            300000 SH
***ESC MEDICAL SYSTEMS LTD               ORDINARY SHS      M40868107               481             29400 SH
FINOVA GROUP INC                         COMMON STOCK      317928109               502             37200 SH
GOLDEN STATE BANCORP INC                 COMMON STOCK      381197102               764             42450 SH
JOHN WILEY & SONS INC CLASS A            COMMON STOCK      968223206               297             13200 SH
NAVISTAR INTERNATIONAL CORP              COMMON STOCK      63934E108               651             20950 SH
REGIS CORP-MINN                          COMMON STOCK      758932107               427             34125 SH
RURAL CELLULAR CORP                      COMMON STOCK      781904107                61               800 SH
STARWOOD HOTELS & RESORTS                COMMON STOCK      85590A203              1168             35875 SH
***SBS BROADCASTING SA                   COMMON STOCK      L8137F102              1550             28450 SH
***SHAW COMMUNICATIONS INC               COMMON STOCK      82028K200               991             40150 SH
TELEPHONE & DATA SYSTEMS INC             COMMON STOCK      879433100              1063             10600 SH
UNITEDGLOBALCOM CL A                     COMMON STOCK      913247508               538             11500 SH
VODAFONE AIRTOUCH PLC                    COMMON STOCK      92857T107               338              8100 SH
YANKEE CANDLE INC                        COMMON STOCK      984757104               320             14775 SH
FINOVA GROUP INC OCT 010                 COMMON STOCK      317928109                78               155 SH       CALL
GLOBALSTAR T JAN 020                     COMMON STOCK      G3930H104              1009               678 SH       PUT
RITE AID CRP JAN 005                     COMMON STOCK      767754104                15               155 SH       PUT
XEIKON NV AUG 020 AME                    COMMON STOCK      984003103                77               140 SH       PUT
                                                                                 16785
*** FOREIGN COMPANY

Table continued...

NAME OF ISSUER                               INVESTMENT   MANAGERS     SOLE     SHARED   NONE
                                             Discretion
ASPECT TELECOMMUNICATIONS CORP               SOLE                         37450
ASPEON INC                                   SOLE                         37725
AT&T CORP LIBERTY MEDIA CORP                 SOLE                         44700
AZTEC TECHNOLOGY PARTNERS INC                SOLE                        132000
BEA SYSTEMS INC                              SOLE                         15475
CABLETRON SYSTEMS INC                        SOLE                         46175
CRESTLINE CAPITAL CORP                       SOLE                         45400
EPICOR SOFTWARE CORP                         SOLE                        184300
***ESC MEDICAL SYSTEMS LTD                   SOLE                        300000
***ESC MEDICAL SYSTEMS LTD                   SOLE                         29400
FINOVA GROUP INC                             SOLE                         37200
GOLDEN STATE BANCORP INC                     SOLE                         42450
JOHN WILEY & SONS INC CLASS A                SOLE                         13200
NAVISTAR INTERNATIONAL CORP                  SOLE                         20950
REGIS CORP-MINN                              SOLE                         34125
RURAL CELLULAR CORP                          SOLE                           800
STARWOOD HOTELS & RESORTS                    SOLE                         35875
***SBS BROADCASTING SA                       SOLE                         28450
***SHAW COMMUNICATIONS INC                   SOLE                         40150
TELEPHONE & DATA SYSTEMS INC                 SOLE                         10600
UNITEDGLOBALCOM CL A                         SOLE                         11500
VODAFONE AIRTOUCH PLC                        SOLE                          8100
YANKEE CANDLE INC                            SOLE                         14775
FINOVA GROUP INC OCT 010                     SOLE                           155
GLOBALSTAR T JAN 020                         SOLE                           678
RITE AID CRP JAN 005                         SOLE                           155
XEIKON NV AUG 020 AME                        SOLE                           140

*** FOREIGN COMPANY


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